AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (40.5%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (0.8%)
	Colorado State Rural COP
$1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	$1,024,650

	Metropolitan District (4.0%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,601,950

	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,581,539
	Total Metropolitan District		5,183,489

	School Districts (34.1%)
	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/29	Aa1/AA/NR	1,040,890
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,098,820

	Adams & Weld Counties, Colorado School District #27J
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,002,100
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,006,790
3,400,000	5.000%, 12/01/42 Series 2017	Aa2/AA/NR	3,507,848

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,085,620

	Boulder Valley, Colorado School District No. RE-2
2,500,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/NR	2,872,750

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	2,013,500

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,041,720
1,750,000	5.000%, 12/01/40 Series 2024	Aa1/NR/NR	1,972,355

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,150,800

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,349,913

	Fremont County, Colorado School District #RE-1, Canon City
500,000	5.000%, 12/01/41 Series 2024	Aa2/NR/NR	554,650

	Gunnison Watershed, Colorado School District #RE-1J
1,100,000	5.000%, 12/01/40	Aa2/NR/NR	1,227,369

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Jefferson County, Colorado School District #R-1 Refunding
$2,225,000	5.000%, 12/15/30	Aa1/AA/NR	$2,350,824
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,802,124

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,077,100

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson
520,000	5.000%, 12/15/34	Aa2/AA/NR	560,383
3,375,000	5.000%, 12/15/35	Aa2/AA/NR	3,630,555

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,500,615

	Mesa County, Colorado School District No. 50
425,000	5.000%, 12/01/41 Series 2024	Aa2/NR/NR	466,119
370,000	5.000%, 12/01/42 Series 2024	Aa2/NR/NR	404,147

	Park County, Colorado School District No. 1, Platte Canyon
700,000	5.000%, 12/01/43 Series 2024	Aa2/NR/NR	769,783

	Pueblo County, Colorado School District No. 60
1,000,000	5.000%, 12/15/38 Series 2020	Aa2/AA/NR	1,076,990

	Pueblo County, Colorado School District No. 70
1,500,000	4.000%, 12/01/33 Series 2021A	Aa2/AA/NR	1,556,850

	San Miguel County, Colorado School District No. R-1, Telluride
1,000,000	5.000%, 12/01/41 Series 2024	Aa1/NR/NR	1,117,760

	Weld County, Colorado School District No. RE-4
1,655,000	5.000%, 12/01/39 Series 2023	Aa2/AA/NR	1,864,341
	Total School Districts		44,102,716

	Special District (0.7%)
	Basalt & Rural Fire Protection District, Eagle & Pitkin Counties
750,000	5.000%, 12/01/40 Series 2024A	NR/AA/NR	835,703

	Water & Sewer (0.9%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,186,209
	Total General Obligation Bonds		52,332,767

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (52.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City (1.2%)
	Grand Junction, Colorado General Fund
$1,350,000	5.000%, 03/01/41	NR/AA/NR	$1,500,809

	Healthcare (5.6%)
	Colorado Health Facilities Authority, National Jewish Health - St. Joseph Hospital Center Outpatient Health LLC
1,200,000	4.000%, 01/01/39 Series 2019	NR/AA/NR	1,179,504

	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/32 Series 2019A	NR/A+/AA-	1,073,280
2,165,000	5.000%, 11/01/34 Series 2019A	NR/A+/AA-	2,328,782

	Southeast Colorado Hospital District Enterprise, Anticipation Notes
2,700,000	5.000%, 02/01/25 Series 2023	NR/NR/NR*	2,689,146
	Total Healthcare		7,270,712

	Higher Education (5.5%)
	Colorado Educational & Cultural Facility Authority, University of Denver Project
2,130,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	2,149,383

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,026,990

	Colorado School of Mines Institutional Enterprise
700,000	5.000%, 12/01/38 Series 2023C	A1/A+/NR	784,721
1,000,000	5.000%, 12/01/43 Series 2024A SHEIP Insured	Aa2/AA/NR	1,105,820

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,055,720

	University of Northern Colorado Greeley Institutional Enterprise Refunding
1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	1,000,950
	Total Higher Education		7,123,584

	Lease (17.9%)
	Adams County, Colorado School District No. 1 Mapleton COP
1,165,000	5.000%, 12/01/33 Series 2023 BAMAC Insured	A2/AA/NR	1,325,595
1,335,000	5.000%, 12/01/36 Series 2023 BAMAC Insured	A2/AA/NR	1,499,325

	Colorado State BEST COP
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,604,775

	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,112,420

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (continued)
	Colorado State Higher Education Capital Construction Lease
$1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	$1,758,986

	Denver, Colorado City & County COP, Convention Center Expansion Project
1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	1,545,735

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,090,975

	Denver, Colorado City & County COP (Wellington E. Webb Municipal Office Building)
1,000,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/AA+	1,140,350
1,715,000	5.000%, 12/01/37 Series 2023	Aa1/AA+/AA+	1,946,628

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,579,294

	Foothills Park and Recreation District, Colorado COP
1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	1,447,178

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,411,022

	Fort Lupton, Colorado COP
500,000	5.000%, 12/01/33 Series 2023	NR/A+/NR	538,885

	Frisco, Colorado Financial Authority COP
750,000	5.000%, 12/01/37 Series 2023	Aa2/NR/NR	823,290

	Telluride, Colorado COP
945,000	5.000%, 12/01/43 Series 2024	NR/AA-/NR	1,027,470

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	752,685

	Westminster, Colorado COP (Municipal Courthouse Project)
500,000	5.000%, 12/01/37 Series 2023	NR/AA/NR	563,220
	Total Lease		23,167,833

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (4.0%)
	City of Fruita, Colorado Sales & Use Tax
$1,110,000	4.000%, 10/01/33	NR/AA-/NR	$1,129,037

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa2/AA/NR	1,017,470

	Denver, Colorado City & County Dedicated Tax Revenue
2,000,000	5.000%, 08/01/42 Series 2016A	Aa3/AA-/AA-	2,036,140
1,000,000	4.000%, 08/01/36 Series 2021A	Aa3/AA-/AA-	1,027,590
	Total Sales Tax		5,210,237

	Tax Increment (1.2%)
	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
1,475,000	4.000%, 12/01/35 AGMC Insured	NR/AA/A	1,492,154

	Transportation (2.8%)
	E-470 Public Highway Authority, Colorado Senior Revenue
1,500,000	5.000%, 09/01/35 Series 2020A	A1/A+/NR	1,640,790

	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,025,940
	Total Transportation		3,666,730

	Utilities (6.6%)
	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,022,700

	Colorado Springs, Colorado Utilities Revenue Refunding
450,000	5.000%, 11/15/33 Series 2022B	Aa2/AA+/NR	511,470
450,000	5.000%, 11/15/34 Series 2022B	Aa2/AA+/NR	512,096

	Colorado Springs, Colorado Utilities System Improvement Revenue
1,500,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/NR	1,693,785

	Colorado Springs, Colorado Utilities System Revenue Refunding
1,000,000	5.000%, 11/15/38 Series 2023B	Aa2/AA+/NR	1,132,610
1,000,000	5.000%, 11/15/39 Series 2023B	Aa2/AA+/NR	1,129,190

	Fort Collins, Colorado Electric Utility Enterprise Revenue
2,240,000	5.000%, 12/01/37 Series 2023	NR/AA-/AA-	2,532,858
	Total Utilities		8,534,709

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (7.4%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
$1,020,000	5.000%, 12/01/25	NR/AA-/NR	$1,026,926

	Arvada, Colorado Wastewater Enterprise
1,090,000	5.000%, 12/01/35	NR/AA-/AA	1,252,901

	Arvada, Colorado Water Enterprise
1,355,000	5.000%, 12/01/35	NR/AA+/AA+	1,555,337

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,551,860

	Grand Junction, Colorado Sewer System
485,000	5.000%, 12/01/41 Series 2024 BAMAC Insured	NR/AA/NR	538,011
400,000	5.000%, 12/01/42 Series 2024 BAMAC Insured	NR/AA/NR	441,912
840,000	5.000%, 12/01/43 Series 2024 BAMAC Insured	NR/AA/NR	923,740

	Snake River Water District, Colorado Water Activity Enterprise Revenue Refunding & Improvement
2,000,000	5.000%, 03/01/39 Series 2024 BAMAC Insured	NR/AA/NR	2,209,200
	Total Water & Sewer		9,499,887
	Total Revenue Bonds		67,466,655

	Pre-Refunded Bonds (3.2%)††
	Pre-Refunded Revenue Bonds (3.2%)
	Higher Education (2.0%)
	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	2,660,296

	Lease (1.2%)
	Rangeview Library District Project, Colorado COP
1,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	1,552,314
	Total Pre-Refunded Bonds		4,212,610
	Total Municipal Bonds (cost $124,441,936)		124,012,032

Shares	Short-Term Investment (3.8%)
4,904,356	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%* (cost $4,904,356)	Aaa-mf/AAAm/NR	4,904,356

	Total Investments (cost $129,346,292-note b)	99.7%	128,916,388
	Other assets less liabilities	0.3	397,779
	Net Assets	100.0%	$129,314,167

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Portfolio Distribution By Quality Rating	Percent of Investments†
Prerefunded bonds††	3.4%
Aa of Moody’s or AA of S&P or Fitch	87.9
A of Moody’s or S&P	6.5
Not Rated*	2.2
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.
**	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $129,302,522 amounted to $386,134, which consisted of aggregate gross unrealized appreciation of $616,103 and aggregate gross unrealized depreciation of $1,002,237.
(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,904,356
Level 2 – Other Significant Observable Inputs- Municipal Bonds	124,012,032
Level 3 – Significant Unobservable Inputs	–
Total	$128,916,388
+See schedule of investments for a detailed listing of securities.